                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 MARCH 2013


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   5th FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John Barrett                            LONDON, UK      9 APRIL 2013
--------------------------------------     ------------     ------------
             [Signature                    [City, State]       [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name

28-01190                   RUSSELL TRUST COMPANY
----------------------     ---------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           84
                                           ---------
Form 13F Information Table Value Total:)   6,822,469
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2        Column 3     Column 4            Column 5             Column 6  Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------
                                                 Q1 2013                                                    VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
                 TITLE OF                        VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS           CUSIP      (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR           ADR       000375204     26082.96   1,146,000                         SOLE      NONE        SHARED
Air Products          COM       009158106     56906.78     653,200                         SOLE      NONE        SHARED
Alcoa Inc             COM       013817101        26.41       3,100                         SOLE      NONE        SHARED
Allstate Corp         COM       020002101        39.26         800                         SOLE      NONE        SHARED
BP Plc ADR            ADR       055622104     32243.55     761,359                         SOLE      NONE        SHARED
Baker Hughes          COM       057224107        37.13         800                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM       060505104        32.28       2,650                         SOLE      NONE        SHARED
Baxter Intl           COM       071813109     93916.26   1,292,900                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR       126153105     96166.09   4,592,459                         SOLE      NONE        SHARED
Canon ADR             ADR       138006309     31228.00     844,000                         SOLE      NONE        SHARED
Chevron Corp          COM       166764100        47.53         400                         SOLE      NONE        SHARED
Citigroup Inc         COM       172967424        13.27         300                         SOLE      NONE        SHARED
Conagra Foods         COM       205887102     60924.41   1,701,324                         SOLE      NONE        SHARED
Delta Air Lines       COM       247361702        16.51       1,000                         SOLE      NONE        SHARED
Edison Intl           COM       281020107     45635.21     906,900                         SOLE      NONE        SHARED
Firstenergy Co        COM       337932107        25.32         600                         SOLE      NONE        SHARED
Gen Electric          COM       369604103     62029.25   2,682,926                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR       400506101     45319.01     773,230                         SOLE      NONE        SHARED
Heinz H.J             COM       423074103     17879.60     247,400                         SOLE      NONE        SHARED
Home Depot            COM       437076102     44945.30     644,100                         SOLE      NONE        SHARED
Infosys ADR           ADR       456788108     19024.84     352,900                         SOLE      NONE        SHARED
Intel Corp            COM       458140100     93292.22   4,272,600                         SOLE      NONE        SHARED
Interpublic           COM       460690100     39755.83   3,051,100                         SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR       464286731        50.69       3,800                         SOLE      NONE        SHARED
IShs MSCI SthK        ADR       464286772        53.49         900                         SOLE      NONE        SHARED
ISHS DJUS F Sct       ADR       464287788        40.72         600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR       465562106     99671.10   5,599,500                         SOLE      NONE        SHARED
Johnson&Johnson       COM       478160104     95212.36   1,167,820                         SOLE      NONE        SHARED
Las Vegas Sands       COM       517834107    102945.82   1,826,900                         SOLE      NONE        SHARED
Marathon Oil          COM       565849106        44.68       1,325                         SOLE      NONE        SHARED
Microsoft Corp        COM       594918104     93813.16   3,279,607                         SOLE      NONE        SHARED
Mindray Med ADR       ADR       602675100    242119.83   6,062,089                         SOLE      NONE        SHARED
Mondelez IntInc       COM       609207105     78245.82   2,555,800                         SOLE      NONE        SHARED
Nat Grid ADR          ADR       636274300     21356.50     368,152                         SOLE      NONE        SHARED
Northern Trust        COM       665859104     87381.69   1,601,600                         SOLE      NONE        SHARED
Pfizer Inc            COM       717081103    105758.77   3,664,545                         SOLE      NONE        SHARED
PLDT ADR              ADR       718252604    293374.14   4,135,525                         SOLE      NONE        SHARED
Procter&Gamble        COM       742718109     95122.86   1,234,400                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR       758204200     25594.47     753,000                         SOLE      NONE        SHARED
Royal Dutch ADR       ADR       780259206     11924.28     183,000                         SOLE      NONE        SHARED
Southwestern          COM       845467109        44.71       1,200                         SOLE      NONE        SHARED
Sysco Corp            COM       871829107     78084.43   2,220,200                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR       874039100    118001.55   6,864,546                         SOLE      NONE        SHARED
Tata Motors ADR       ADR       876568502     52530.32   2,152,000                         SOLE      NONE        SHARED
Telefonica ADR        ADR       879382208     24515.66   1,814,631                         SOLE      NONE        SHARED
Teva Pharm ADR        ADR       881624209    719596.60  18,134,995                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR       892331307     32342.00     314,000                         SOLE      NONE        SHARED
Unilever PlcADR       ADR       904767704     41226.24     976,000                         SOLE      NONE        SHARED
UPS                   COM       911312106     58540.85     681,500                         SOLE      NONE        SHARED
Wal-Mart St           COM       931142103     63186.45     844,400                         SOLE      NONE        SHARED
Wells Fargo           COM       949746101     43110.18   1,165,455                         SOLE      NONE        SHARED
Yum Brands Inc        COM       988498101    484523.09   6,735,100                         SOLE      NONE        SHARED
Vale SA ADR           ADR       91912E105     77514.53   4,483,200                         SOLE      NONE        SHARED
Vale Prf ADR          ADR       91912E204    231364.03  13,996,614                         SOLE      NONE        SHARED
ADT Corp              COM       00101J106        36.71         750                         SOLE      NONE        SHARED
AT & T Inc            COM       00206R102     36047.48     982,488                         SOLE      NONE        SHARED
Actuant               COM       00508X203     46021.86   1,503,000                         SOLE      NONE        SHARED
AmericaMovilADR       ADR       02364W105    224869.36  10,728,500                         SOLE      NONE        SHARED
BCE Inc               COM       05534B760    100349.42   2,114,400                         SOLE      NONE        SHARED
BSCH ADR              ADR       05964H105     10075.97   1,479,584                         SOLE      NONE        SHARED
Bco Santan ADR        ADR       05965X109     86295.08   3,031,088                         SOLE      NONE        SHARED
BanColombia ADR       ADR       05968L102     56507.17     893,394                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR       20441W203    241361.43   5,701,900                         SOLE      NONE        SHARED
Duke Energy New       COM       26441C204        36.30         500                         SOLE      NONE        SHARED
Enersis SA ADR        ADR       29274F104    317536.84  16,503,994                         SOLE      NONE        SHARED
France Tel ADR        ADR       35177Q105     26009.60   2,560,000                         SOLE      NONE        SHARED
Glaxo ADR             ADR       37733W105     34901.04     744,000                         SOLE      NONE        SHARED
Santandr Mx ADR       ADR       40053C105    411934.82  26,697,007                         SOLE      NONE        SHARED
ICICI Bank ADR        ADR       45104G104     64598.82   1,505,800                         SOLE      NONE        SHARED
KB Fin ADR            ADR       48241A105       674.02      20,400                         SOLE      NONE        SHARED
Kraft Foods Grp       COM       50076Q106     60367.09   1,171,494                         SOLE      NONE        SHARED
Marathon Petrol       COM       56585A102        23.48         262                         SOLE      NONE        SHARED
Merck & Co            COM       58933Y105     72022.13   1,629,460                         SOLE      NONE        SHARED
NTT Docomo ADR        ADR       62942M201      9195.00     613,000                         SOLE      NONE        SHARED
Novartis ADR          ADR       66987V109     40820.52     573,000                         SOLE      NONE        SHARED
Petroleo ADR          ADR       71654V101     29597.21   1,630,700                         SOLE      NONE        SHARED
Sanofi ADR            ADR       80105N105     36726.52     719,000                         SOLE      NONE        SHARED
TD Ameritrade         COM       87236Y108     81591.28   3,956,900                         SOLE      NONE        SHARED
3M Co                 COM       88579Y101     39153.97     368,300                         SOLE      NONE        SHARED
UnitedHealth          COM       91324P102     71112.03   1,243,000                         SOLE      NONE        SHARED
Vodafone ADR          ADR       92857W209     23458.40     826,000                         SOLE      NONE        SHARED
Waste Mgmt Inc        COM       94106L109     62696.79   1,599,000                         SOLE      NONE        SHARED
Wellpoint             COM       94973V107     53328.40     805,200                         SOLE      NONE        SHARED
Credicorp Ltd         COM       G2519Y108    442242.29   2,663,308                         SOLE      NONE        SHARED
                                         -------------
                                            6822469.06
                                         =============

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